Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about cash and cash equivalents explanatory [Table Text Block]
	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017

Cash on hand and demand deposits	$515,497	$356,499	$129,850
Short-term money market instruments with maturities of of three months or less at acquisition date	—	—	17,014
	$515,497	$356,499	$146,864